Deferred dry dock and special survey costs, net (Tables)	6 Months Ended
Jun. 30, 2025
Deferred Dry Dock And Special Survey Costs Net
Schedule of Deferred Charges

The movement in deferred charges, net, in the accompanying unaudited interim Consolidated Balance Sheets are as follows:

2025

Balance January 1,	$1,214
Additions	1,480
Amortization of special survey costs	(264)
Balance June 30,	$2,430